Guggenheim Floating Rate Strategies Fund Average Annual Total Returns		12 Months Ended	17 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	3.85%
A C Inst P Shares [Member] | Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.30%		(0.36%)	2.01%
A C Inst P Shares [Member] | S&P UBS Leveraged Loan Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.94%		6.37%	5.78%
A C Inst P Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.72%		4.73%	4.22%
A C Inst P Shares [Member] | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.12%)		2.10%	2.02%
A C Inst P Shares [Member] | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.40%		2.46%	2.25%
A C Inst P Shares [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.11%		4.58%	3.76%
A C Inst P Shares [Member] | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		4.09%		5.61%	4.78%
A C Inst P Shares [Member] | Class P
Prospectus [Line Items]
Average Annual Return, Percent		3.84%		5.36%	4.53%

[1]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[2]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[3]	S&P UBS Leveraged Loan Index is an index that measures the market-value weighted performance of the investable universe of U.S. dollar-denominated leveraged loans.